Property and Equipment, net (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Property and Equipment, net [Abstract]
Depreciation expense	$ 36,666	$ 24,114	$ 87,673	$ 70,072	$ 96,007	$ 89,168